Stockholders' Equity (Deficit) and Stock-Based Compensation - Summary of Activity for RSAs (Detail) (Restricted Stock Award [Member], USD $)
In Thousands, except Per Share data, unless otherwise specified
12 Months Ended
Dec. 31, 2013
Restricted Stock Award [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Restricted Shares, Beginning balance	67
Restricted shares, Lapse in buyback right	(67)
Weighted average grant date fair value, Beginning balance	$ 5.70
Weighted average grant date fair value, Lapse in buyback right	$ 5.70
Weighted average grant date fair value, Ending balance	$ 0